SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]	14. SUBSEQUENT EVENTS
[a]	As agreed by both parties, the maturity date of the promissory note between the company and Ningbo International Limited was extended to April 28, 2016.
  Also see note 7.